AB Bond Fund, Inc.

All Market Real Return Portfolio

Consolidated Portfolio of Investments

January 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 76.3%
Real Estate – 33.2%
Diversified Real Estate Activities – 2.3%
Ayala Land, Inc.	1,982,200	$1,399,625
Daito Trust Construction Co., Ltd.	19,100	2,190,131
Mitsubishi Estate Co., Ltd.	191,600	2,759,504
Mitsui Fudosan Co., Ltd.	394,100	8,448,453
New World Development Co., Ltd.	529,750	2,162,603
Nomura Real Estate Holdings, Inc.	46,200	1,081,858
Sumitomo Realty & Development Co., Ltd.	50,600	1,565,573
Sun Hung Kai Properties Ltd.	541,500	6,606,574
UOL Group Ltd.	337,300	1,829,169

		28,043,490

Diversified REITs – 2.5%
Alexander & Baldwin, Inc.	101,860	2,337,687
Armada Hoffler Properties, Inc.	316,040	4,434,041
Charter Hall Long Wale REIT	542,250	1,854,908
Cofinimmo SA	12,250	1,807,128
Essential Properties Realty Trust, Inc.	179,230	4,758,557
Growthpoint Properties Ltd.	1,440,142	1,367,057
ICADE	26,520	1,914,915
Land Securities Group PLC	296,160	3,180,888
Merlin Properties Socimi SA	335,960	3,797,853
Stockland	1,634,056	4,710,048

		30,163,082

Health Care REITs – 2.1%
Medical Properties Trust, Inc.	257,540	5,861,610
Ventas, Inc.	135,060	7,160,881
Welltower, Inc.	136,790	11,850,118

		24,872,609

Hotel & Resort REITs – 1.0%
Apple Hospitality REIT, Inc.	295,960	4,773,835
Park Hotels & Resorts, Inc.(a)	252,960	4,603,872
RLJ Lodging Trust	207,970	2,880,384

		12,258,091

Industrial REITs – 5.6%
Americold Realty Trust	133,570	3,800,067
Ascendas Real Estate Investment Trust	1,088,200	2,231,725
Centuria Industrial REIT	384,710	1,040,230
Dream Industrial Real Estate Investment Trust	308,434	3,826,460
Duke Realty Corp.	99,290	5,736,976
GLP J-REIT	1,527	2,457,878
Industrial & Infrastructure Fund Investment Corp.(b)	1,077	1,801,551
LondonMetric Property PLC	554,100	1,996,466
Mapletree Logistics Trust(b)	1,502,718	1,891,203
Mitsui Fudosan Logistics Park, Inc.(b)	341	1,677,146
Plymouth Industrial REIT, Inc.	31,176	896,310
Prologis, Inc.	145,750	22,856,515
Rexford Industrial Realty, Inc.	78,540	5,746,772
Segro PLC	322,342	5,682,809
STAG Industrial, Inc.	126,700	5,413,891

		67,055,999

Company	Shares	U.S. $ Value

Office REITs – 1.7%
City Office REIT, Inc.	237,110	$4,227,671
Cousins Properties, Inc.	147,315	5,680,467
Covivio	21,550	1,799,599
Daiwa Office Investment Corp.	284	1,779,460
Japan Prime Realty Investment Corp.	525	1,715,040
Nippon Building Fund, Inc.	632	3,659,999
Workspace Group PLC	174,140	1,989,827

		20,852,063

Real Estate Development – 1.6%
China Resources Land Ltd.	792,000	3,828,225
CIFI Holdings Group Co., Ltd.	5,838,900	3,811,698
Emaar Properties PJSC	1,219,430	1,624,865
Instone Real Estate Group SE(c)	88,019	1,566,260
Longfor Group Holdings Ltd.(c)	334,500	2,006,607
Megaworld Corp.	17,716,000	1,079,620
Midea Real Estate Holding Ltd.(b) (c)	2,554,000	3,773,269
Times China Holdings Ltd.	2,686,000	1,041,056

		18,731,600

Real Estate Operating Companies – 2.9%
Aroundtown SA	613,780	3,791,033
CA Immobilien Anlagen AG	64,239	2,334,678
Castellum AB	110,250	2,596,801
Central Pattana PCL	622,800	1,014,774
CIFI Ever Sunshine Services Group Ltd.(b) (c)	560,120	1,010,804
CTP NV(c)	102,439	2,083,857
Fastighets AB Balder - Class B(a) (b)	62,170	4,118,690
Hongkong Land Holdings Ltd.	464,900	2,517,858
Hulic Co., Ltd.(b)	176,200	1,703,088
LEG Immobilien SE	33,370	4,426,821
Shurgard Self Storage SA	27,000	1,556,366
TAG Immobilien AG	109,380	2,888,542
VGP NV	10,030	2,842,153
Vonovia SE	34,744	1,978,871

		34,864,336

Real Estate Services – 0.0%
FirstService Corp.	2,161	344,580

Residential REITs – 5.0%
American Campus Communities, Inc.	108,870	5,689,546
American Homes 4 Rent - Class A	135,930	5,318,941
Comforia Residential REIT, Inc.(b)	617	1,651,338
Daiwa Securities Living Investments Corp.	2,130	2,084,295
Essex Property Trust, Inc.	23,800	7,913,500
Independence Realty Trust, Inc.	292,840	6,732,392
Invitation Homes, Inc.	138,640	5,820,107
Killam Apartment Real Estate Investment Trust	272,610	4,690,226
Minto Apartment Real Estate Investment Trust(c)	123,070	2,131,929
Sun Communities, Inc.	48,997	9,258,473
UDR, Inc.	108,760	6,181,919
UNITE Group PLC (The)	160,040	2,239,158

		59,711,824

Company	Shares	U.S. $ Value

Retail REITs – 4.7%
AEON REIT Investment Corp.(b)	2,108	$2,681,167
Brixmor Property Group, Inc.	256,260	6,498,754
CapitaLand Integrated Commercial Trust	2,464,760	3,553,434
Eurocommercial Properties NV	125,415	3,032,838
Federal Realty Investment Trust	38,410	4,896,891
Link REIT	648,901	5,571,145
Mercialys SA	154,538	1,713,130
NETSTREIT Corp.(b)	194,596	4,397,870
Simon Property Group, Inc.	96,128	14,150,041
SITE Centers Corp.	367,460	5,442,083
Spirit Realty Capital, Inc.	101,433	4,814,010

		56,751,363

Specialized REITs – 3.8%
American Tower Corp.	11,003	2,767,254
Crown Castle International Corp.	10,442	1,905,769
CubeSmart	122,620	6,221,739
Digital Realty Trust, Inc.	50,590	7,549,546
Equinix, Inc.	6,340	4,595,866
Iron Mountain, Inc.	22,358	1,026,679
National Storage Affiliates Trust	46,860	2,884,702
Public Storage	15,520	5,564,386
Safestore Holdings PLC	191,940	3,290,883
SBA Communications Corp.	2,628	855,256
VICI Properties, Inc.(b)	263,517	7,541,857
Weyerhaeuser Co.	34,893	1,410,724

		45,614,661

		399,263,698

Energy – 12.5%
Integrated Oil & Gas – 9.9%
BP PLC	2,556,668	13,253,567
Chevron Corp.	133,382	17,517,058
Eni SpA	67,339	1,011,512
Exxon Mobil Corp.	153,163	11,634,261
Gazprom PJSC (Sponsored ADR)	409,478	3,541,985
LUKOIL PJSC (Sponsored ADR)	20,541	1,825,479
OMV AG	31,899	1,952,358
PetroChina Co., Ltd. - Class H	14,828,000	7,353,083
Repsol SA	578,775	7,354,843
Shell PLC	1,506,215	38,692,726
TotalEnergies SE	253,073	14,391,609

		118,528,481

Oil & Gas Exploration & Production – 1.9%
Aker BP ASA	154,204	5,343,047
Canadian Natural Resources Ltd.	22,875	1,163,590
Coterra Energy, Inc.	101,100	2,214,090
EOG Resources, Inc.	101,412	11,305,410
Hess Corp.	24,860	2,294,329
Pioneer Natural Resources Co.	621	135,931
Williams Cos., Inc. (The)	29,353	878,829

		23,335,226

Company	Shares	U.S. $ Value

Oil & Gas Refining & Marketing – 0.1%
ENEOS Holdings, Inc.	173,400	$690,587
Gevo, Inc.(a) (b)	33,479	114,498
Neste Oyj	2,377	107,202
Renewable Energy Group, Inc.(a)	8,841	355,939
VERBIO Vereinigte BioEnergie AG	3,118	198,744

		1,466,970

Oil & Gas Storage & Transportation – 0.6%
Antero Midstream Corp.	7,844	78,048
Cheniere Energy, Inc.	5,698	637,606
Enbridge, Inc.(b)	62,033	2,622,549
EnLink Midstream LLC(a)	6,225	49,551
Gibson Energy, Inc.(b)	3,640	70,042
Keyera Corp.(b)	5,491	129,202
Kinder Morgan, Inc.	47,109	817,812
Koninklijke Vopak NV	1,624	55,721
ONEOK, Inc.	10,773	653,706
Pembina Pipeline Corp.(b)	13,664	433,843
Targa Resources Corp.	5,532	326,831
TC Energy Corp.(b)	24,327	1,256,204

		7,131,115

		150,461,792

Materials – 8.4%
Aluminum – 0.3%
Alcoa Corp.	39,271	2,227,058
Norsk Hydro ASA	148,591	1,141,968

		3,369,026

Commodity Chemicals – 0.5%
Beijing Sanju Environmental Protection and New Material Co., Ltd.(a)	477,885	586,525
Corteva, Inc.	69,800	3,355,984
Ecopro Co., Ltd.	3,515	196,872
Guangzhou Tinci Materials Technology Co., Ltd.	15,240	229,698
Kuraray Co., Ltd.	29,000	260,531
LG Chem Ltd.	404	216,568
Mitsubishi Chemical Holdings Corp.	57,500	451,041
W-Scope Corp.(a) (b)	36,600	278,207

		5,575,426

Construction Materials – 0.4%
CSR Ltd.	685,221	2,729,623
GCC SAB de CV	291,817	2,042,068

		4,771,691

Copper – 0.5%
First Quantum Minerals Ltd.	132,503	3,263,713
Lundin Mining Corp.	204,641	1,704,872
OZ Minerals Ltd.	62,013	1,075,747

		6,044,332

Company	Shares	U.S. $ Value

Diversified Chemicals – 0.2%
Daicel Corp.	41,600	$306,858
Kemira Oyj	21,483	315,780
Sumitomo Chemical Co., Ltd.	364,900	1,840,209

		2,462,847

Diversified Metals & Mining – 2.6%
Allkem Ltd.(a)	171,300	1,115,446
Anglo American PLC	235,047	10,362,160
China Molybdenum Co., Ltd.	825,000	423,945
Ganfeng Lithium Co., Ltd.	11,600	249,759
GEM Co., Ltd.	163,600	229,648
Glencore PLC(a)	1,256,335	6,545,020
MMC Norilsk Nickel PJSC (ADR)	66,074	1,869,894
Nanjing Hanrui Cobalt Co., Ltd.	18,500	208,201
Rio Tinto PLC	126,670	8,928,375
Teck Resources Ltd. - Class B	50,700	1,565,109
Zhejiang Huayou Cobalt Co., Ltd.	14,900	234,334

		31,731,891

Fertilizers & Agricultural Chemicals – 0.2%
CF Industries Holdings, Inc.	40,750	2,806,453

Gold – 0.9%
Agnico Eagle Mines Ltd.	117,044	5,590,010
Barrick Gold Corp.	142,800	2,734,620
Endeavour Mining PLC	35,759	795,714
Northern Star Resources Ltd.	120,355	717,307
Regis Resources Ltd.	505,704	615,121
St. Barbara Ltd.	614,552	538,471

		10,991,243

Industrial Gases – 0.2%
Air Liquide SA	2,670	456,728
Air Products and Chemicals, Inc.	1,596	450,263
Linde PLC	3,257	1,037,941

		1,944,932

Paper Packaging – 0.1%
Sealed Air Corp.	10,906	740,735
Smurfit Kappa Group PLC	7,621	401,670

		1,142,405

Paper Products – 0.4%
Stora Enso Oyj - Class R	115,490	2,351,035
Suzano SA	205,100	2,286,571

		4,637,606

Specialty Chemicals – 0.4%
Albemarle Corp.	1,429	315,438
Beijing Easpring Material Technology Co., Ltd.	19,800	271,506
Chr Hansen Holding A/S	1,373	110,108
Danimer Scientific, Inc.(a) (b)	23,998	120,230
Ecolab, Inc.	1,908	361,471

Company	Shares	U.S. $ Value

Evonik Industries AG	10,806	$352,532
IMCD NV(b)	1,581	271,963
Johnson Matthey PLC	10,190	269,105
Koninklijke DSM NV(b)	2,200	412,413
Livent Corp.(a) (b)	12,480	287,165
Novozymes A/S - Class B	2,954	202,784
Shanghai Putailai New Energy Technology Co., Ltd.	11,260	254,802
Shenzhen Capchem Technology Co., Ltd.	15,000	225,445
Sika AG	1,611	563,647
Symrise AG	1,138	135,990
Umicore SA(b)	17,261	653,426
Wacker Chemie AG	2,572	375,358

		5,183,383

Steel – 1.7%
APERAM SA	83,233	4,690,142
ArcelorMittal SA	275,514	8,183,876
Commercial Metals Co.	17,812	595,633
Evraz PLC	170,687	1,159,582
Steel Dynamics, Inc.	19,002	1,054,991
Vale SA (Sponsored ADR) - Class B	312,930	4,750,278

		20,434,502

		101,095,737

Utilities – 3.6%
Electric Utilities – 1.1%
Acciona SA	1,550	269,987
AusNet Services Ltd.	47,575	87,543
Avangrid, Inc.(b)	13,080	611,098
Contact Energy Ltd.	20,730	107,459
Edison International	9,178	576,287
Elia Group SA/NV(b)	836	112,814
Enel SpA	609,851	4,693,777
Eversource Energy	8,306	743,304
Exelon Corp.	11,184	648,113
Fjordkraft Holding ASA(c)	2,385	10,169
Fortis, Inc./Canada(b)	11,748	558,033
Hydro One Ltd.(c)	7,579	195,802
Iberdrola SA(a)	40,169	460,501
Infratil Ltd.	16,493	82,310
NextEra Energy, Inc.	4,234	330,760
NRG Energy, Inc.	46,914	1,873,276
Orsted AS	1,665	177,397
PG&E Corp.(a)	36,452	466,221
Red Electrica Corp. SA	22,253	448,581
SSE PLC	9,148	196,829
Terna - Rete Elettrica Nazionale(b)	61,458	482,901
Verbund AG(b)	2,666	282,356

		13,415,518

Gas Utilities – 0.4%
APA Group(b)	29,312	198,789
Atmos Energy Corp.	3,199	342,997
Beijing Enterprises Holdings Ltd.	11,914	40,614

Company	Shares	U.S. $ Value

Chesapeake Utilities Corp.	426	$58,025
China Gas Holdings Ltd.	60,512	102,809
China Resources Gas Group Ltd.	22,420	112,142
Enagas SA(b)	6,183	133,689
ENN Energy Holdings Ltd.	18,806	299,396
Hong Kong & China Gas Co., Ltd.	268,875	414,406
Italgas SpA	12,061	80,018
Kunlun Energy Co., Ltd.	98,953	102,619
Naturgy Energy Group SA	8,190	259,314
New Jersey Resources Corp.	2,329	93,649
Northwest Natural Holding Co.	742	35,126
ONE Gas, Inc.	1,295	100,868
Snam SpA	50,932	285,407
Southwest Gas Holdings, Inc.	1,459	99,475
Spire, Inc.	1,249	82,334
Toho Gas Co., Ltd.	2,466	67,398
Tokyo Gas Co., Ltd.	10,189	205,734
Towngas Smart Energy Co., Ltd.(a)	24,192	17,834
UGI Corp.	40,948	1,856,992

		4,989,635

Independent Power and Renewable Electricity Producers – 0.8%
Albioma SA	14,005	547,164
Atlantica Sustainable Infrastructure PLC(b)	14,641	477,736
Azure Power Global Ltd.(a) (b)	26,426	383,441
Boralex, Inc.	19,602	509,654
Brookfield Renewable Corp.	12,557	429,614
China Longyuan Power Group Corp. Ltd.	145,000	295,842
EDP Renovaveis SA	114,253	2,401,765
Energix-Renewable Energies Ltd.	75,069	299,558
Enlight Renewable Energy Ltd.(a)	124,759	281,551
Falck Renewables SpA	27,508	270,119
Innergex Renewable Energy, Inc.(b)	36,920	541,681
Meridian Energy Ltd.	41,937	120,886
Neoen SA(a) (c)	5,486	195,084
NextEra Energy Partners LP	6,552	492,841
Ormat Technologies, Inc.(b)	6,522	444,540
RENOVA, Inc.(a) (b)	6,500	92,406
Solaria Energia y Medio Ambiente SA(a) (b)	14,775	258,189
Terna Energy SA	15,686	228,782
TransAlta Renewables, Inc.(b)	43,427	593,421
Xinyi Energy Holdings Ltd.	546,000	273,949

		9,138,223

Independent Power Producers & Energy Traders – 0.2%
AES Corp. (The)	21,700	481,306
Cia Energetica de Sao Paulo (Preference Shares)	93,200	408,774
Clearway Energy, Inc.	14,360	443,006
Drax Group PLC	52,208	425,342
ERG SpA	10,314	300,756
Guangxi Guiguan Electric Power Co., Ltd.	239,300	204,888
Northland Power, Inc.(b)	19,571	566,738
Omega Energia SA(a)	99,804	217,647

		3,048,457

Company	Shares	U.S. $ Value

Multi-Utilities – 0.6%
ACEA SpA	1,058	$21,383
Algonquin Power & Utilities Corp.(b)	42,489	606,675
CenterPoint Energy, Inc.	15,192	430,845
Consolidated Edison, Inc.	8,546	738,802
E.ON SE	41,436	571,505
National Grid PLC	117,078	1,713,193
NiSource, Inc.	9,487	276,831
NorthWestern Corp.	1,272	73,929
RWE AG	14,968	631,384
Sempra Energy	7,715	1,065,904
Suez SA(d) (e)	5,247	116,465
United Utilities Group PLC	30,503	440,032
Unitil Corp.	386	18,119
Veolia Environnement SA	6,985	252,331

		6,957,398

Water Utilities – 0.5%
Aguas Andinas SA	1,414,469	340,067
American States Water Co.	5,263	485,406
American Water Works Co., Inc.	6,632	1,066,426
Beijing Enterprises Water Group Ltd.	1,203,832	469,542
California Water Service Group	8,476	526,275
China Water Affairs Group Ltd.(b)	21,087	24,659
Cia de Saneamento Basico do Estado de Sao Paulo	63,500	446,764
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	8,490	60,024
Essential Utilities, Inc.	5,556	270,800
Guangdong Investment Ltd.	176,000	251,404
Middlesex Water Co.	3,792	383,902
Pennon Group PLC	25,205	369,319
Severn Trent PLC	10,031	389,446
SJW Group	8,940	615,608

		5,699,642

		43,248,873

Capital Goods – 3.2%
Aerospace & Defense – 0.0%
Hexcel Corp.(a)	9,342	487,372

Agricultural & Farm Machinery – 0.1%
Deere & Co.	627	236,003
Lindsay Corp.	3,157	398,571
Toro Co. (The)	2,581	249,273

		883,847

Building Products – 0.5%
A O Smith Corp.	6,604	504,678
Carrier Global Corp.	6,785	323,509
Cie de Saint-Gobain	18,765	1,269,780
Johnson Controls International PLC	3,727	270,841
Kingspan Group PLC	2,482	238,910
Lennox International, Inc.	1,395	395,650
Nibe Industrier AB	27,111	257,678
Owens Corning	21,023	1,864,739
ROCKWOOL International A/S	778	297,982
Zurn Water Solutions Corp.	16,526	504,704

		5,928,471

Company	Shares	U.S. $ Value

Construction & Engineering – 0.2%
Arcosa, Inc.	13,644	$636,629
Ferrovial SA(b)	12,619	350,664
Vinci SA	12,933	1,417,541

		2,404,834

Construction & Farm Machinery & Heavy Trucks – 0.0%
Cummins, Inc.	1,456	321,601
Iveco Group NV(a)	6,725	71,548

		393,149

Electrical Components & Equipment – 1.0%
ABB Ltd.	9,858	341,794
Acuity Brands, Inc.	8,256	1,581,272
Advent Technologies Holdings, Inc.(a) (b)	56,712	240,459
AFC Energy PLC(a) (b)	301,665	143,720
Amara Raja Batteries Ltd.	27,760	231,136
Ballard Power Systems, Inc.(a) (b)	36,133	376,921
Blink Charging Co.(a) (b)	9,785	204,604
Camel Group Co., Ltd.	129,200	280,824
Ceres Power Holdings PLC(a)	14,001	117,065
Contemporary Amperex Technology Co., Ltd.	2,500	241,468
EnerSys	6,062	454,226
Eve Energy Co., Ltd.	14,800	222,990
First Solar, Inc.(a)	7,065	553,755
FuelCell Energy, Inc.(a) (b)	54,794	232,326
Gotion High-tech Co., Ltd.(a)	29,100	185,938
GS Yuasa Corp.	13,500	288,817
Hubbell, Inc.	2,798	524,037
Legrand SA	2,958	301,045
Nexans SA	2,646	239,104
nVent Electric PLC	19,619	678,621
Plug Power, Inc.(a) (b)	10,726	234,578
PowerCell Sweden AB(a)	9,115	145,543
Prysmian SpA	32,377	1,091,802
Rockwell Automation, Inc.	5,303	1,533,734
Schneider Electric SE	2,182	369,621
Signify NV(c)	11,990	635,097
SMA Solar Technology AG	8,964	319,279
Sunrun, Inc.(a)	12,799	331,878

		12,101,654

Heavy Electrical Equipment – 0.3%
Bloom Energy Corp.(a)	12,605	190,084
CS Wind Corp.	5,270	212,561
ITM Power PLC(a) (b)	49,114	182,266
Ming Yang Smart Energy Group Ltd.	87,596	356,846
NARI Technology Co., Ltd.	41,160	230,265
NEL ASA(a)	138,427	187,949
Nordex SE(a) (b)	22,766	365,330
Siemens Energy AG(a)	22,603	508,406

Company	Shares	U.S. $ Value

Siemens Gamesa Renewable Energy SA(a) (b)	14,778	$319,765
TPI Composites, Inc.(a)	11,283	136,186
Unison Co., Ltd./South Korea(a)	117,462	244,566
Vestas Wind Systems A/S	6,247	169,046
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H	167,400	291,841

		3,395,111

Industrial Conglomerates – 0.1%
General Electric Co.	4,926	465,409
Honeywell International, Inc.	2,617	535,124
Roper Technologies, Inc.	940	410,930

		1,411,463

Industrial Machinery – 0.8%
Chart Industries, Inc.(a)	2,449	298,460
China Conch Venture Holdings Ltd.	71,500	339,888
Energy Recovery, Inc.(a)	22,071	432,150
Evoqua Water Technologies Corp.(a)	9,969	403,745
GEA Group AG	5,116	241,706
John Bean Technologies Corp.	2,789	376,515
Kurita Water Industries Ltd.	3,600	146,389
McPhy Energy SA(a)	8,908	166,722
Mitsubishi Heavy Industries Ltd.	74,700	2,028,806
Mueller Industries, Inc.	8,155	421,287
NGK Insulators Ltd.	19,500	329,506
Pentair PLC	7,438	473,801
Snap-on, Inc.	6,610	1,376,532
SPX Corp.(a)	8,502	443,634
Techtronic Industries Co., Ltd.	81,500	1,344,757
Trane Technologies PLC	1,216	210,490
Watts Water Technologies, Inc.	1,561	239,161
Xylem, Inc./NY	3,937	413,464

		9,687,013

Trading Companies & Distributors – 0.2%
WW Grainger, Inc.	3,569	1,767,048

		38,459,962

Software & Services – 1.8%
Application Software – 0.5%
Adobe, Inc.(a)	3,315	1,771,205
Autodesk, Inc.(a)	375	93,671
Bentley Systems, Inc.	3,515	141,198
Cadence Design Systems, Inc.(a)	5,152	783,825
Constellation Software, Inc./Canada	595	1,024,791
Dropbox, Inc. - Class A(a)	30,024	743,094
Fair Isaac Corp.(a)	1,069	529,144
Intuit, Inc.	1,614	896,141
RingCentral, Inc. - Class A(a)	1,710	301,798

		6,284,867

Company	Shares	U.S. $ Value

Data Processing & Outsourced Services – 0.2%
Mastercard, Inc. - Class A	2,404	$928,858
Western Union Co. (The) - Class W	41,608	786,807

		1,715,665

Internet Services & Infrastructure – 0.0%

Vnet Group, Inc. (ADR)(a)	49,290	488,957

IT Consulting & Other Services – 0.3%
Accenture PLC - Class A	3,700	1,308,246
EPAM Systems, Inc.(a)	2,136	1,017,035
Gartner, Inc.(a)	4,502	1,323,093
International Business Machines Corp.	3,250	434,102
Kyndryl Holdings, Inc.(a)	728	12,289

		4,094,765

Systems Software – 0.8%
Fortinet, Inc.(a)	2,705	804,034
Microsoft Corp.	21,840	6,791,803
ServiceNow, Inc.(a)	2,110	1,235,996
Trend Micro, Inc./Japan	13,600	721,515

		9,553,348

		22,137,602

Pharmaceuticals & Biotechnology – 1.5%
Biotechnology – 0.2%
AbbVie, Inc.	15,075	2,063,617
Amgen, Inc.	1,611	365,922
Horizon Therapeutics PLC(a)	2,038	190,207
Jinyu Bio-Technology Co., Ltd.	72,000	162,024
Moderna, Inc.(a)	219	37,083

		2,818,853

Life Sciences Tools & Services – 0.6%
Bio-Rad Laboratories, Inc. - Class A(a)	2,180	1,307,411
Danaher Corp.	1,925	550,146
Eurofins Scientific SE	3,012	302,413
Mettler-Toledo International, Inc.(a)	1,169	1,721,563
Sartorius Stedim Biotech	1,982	869,129
Waters Corp.(a)	6,183	1,979,302

		6,729,964

Pharmaceuticals – 0.7%
Bayer AG	9,674	587,733
Elanco Animal Health, Inc.(a)	22,514	586,265
Eli Lilly & Co.	8,671	2,127,777
Novo Nordisk A/S - Class B	20,793	2,068,243
Pfizer, Inc.	40,149	2,115,451
Sumitomo Dainippon Pharma Co., Ltd.(b)	4,800	52,244
Takeda Pharmaceutical Co., Ltd.	32,100	930,360

		8,468,073

		18,016,890

Company	Shares	U.S. $ Value

Food Beverage & Tobacco – 1.4%
Agricultural Products – 0.3%
Archer-Daniels-Midland Co.	9,959	$746,925
Bunge Ltd.	18,158	1,795,100
Darling Ingredients, Inc.(a)	8,698	554,671

		3,096,696

Brewers – 0.0%
Kirin Holdings Co., Ltd.	33,900	543,354

Packaged Foods & Meats – 0.9%
a2 Milk Co., Ltd. (The)(a) (b)	40,890	150,782
Beyond Meat, Inc.(a)	3,563	232,058
Danone SA	5,276	328,964
Glanbia PLC	21,445	294,550
Hershey Co. (The)	5,989	1,180,252
Hormel Foods Corp.(b)	10,698	507,834
JBS SA	66,700	440,764
Kellogg Co.	5,857	368,991
Kerry Group PLC - Class A	2,160	272,155
Maple Leaf Foods, Inc.	73,240	1,781,521
Marfrig Global Foods SA	85,100	360,266
Minerva SA/Brazil	145,700	261,761
Mowi ASA	102,296	2,510,744
Nestle SA	1,157	149,413
Pilgrim’s Pride Corp.(a)	21,863	611,508
Sao Martinho SA	31,900	220,713
Tyson Foods, Inc. - Class A	7,819	710,669
WH Group Ltd.	392,500	262,586

		10,645,531

Tobacco – 0.2%
Altria Group, Inc.	6,614	336,521
Philip Morris International, Inc.	16,719	1,719,549

		2,056,070

		16,341,651

Semiconductors & Semiconductor Equipment – 1.2%
Semiconductor Equipment – 0.5%
Applied Materials, Inc.	13,967	1,929,960
ASML Holding NV	3,312	2,243,199
Enphase Energy, Inc.(a)	1,806	253,689
Flat Glass Group Co., Ltd.(b)	84,421	338,920
GCL-Poly Energy Holdings Ltd.(a) (b)	208,000	63,396
KLA Corp.	495	192,688
Meyer Burger Technology AG(a) (b)	381,744	147,742
Sino-American Silicon Products, Inc.	44,000	344,403
SolarEdge Technologies, Inc.(a)	1,341	319,453
Teradyne, Inc.	3,125	366,969
Xinyi Solar Holdings Ltd.	140,000	224,597

		6,425,016

Semiconductors – 0.7%
Advanced Micro Devices, Inc.(a)	9,381	1,071,779
Broadcom, Inc.	1,901	1,113,758

Company	Shares	U.S. $ Value

Canadian Solar, Inc.(a)	13,969	$390,992
LONGi Green Energy Technology Co., Ltd. - Class A	17,580	197,073
NVIDIA Corp.	5,596	1,370,237
QUALCOMM, Inc.	12,695	2,231,273
STMicroelectronics NV	19,895	935,478
SunPower Corp.(a)	16,094	270,057
Wolfspeed, Inc.(a)	3,233	304,678

		7,885,325

		14,310,341

Technology Hardware & Equipment – 1.1%
Electronic Components – 0.0%
Samsung SDI Co., Ltd.	294	145,907

Electronic Equipment & Instruments – 0.1%
Itron, Inc.(a)	8,493	526,566
Landis+Gyr Group AG(a)	8,090	533,595

		1,060,161

Technology Distributors – 0.2%
Arrow Electronics, Inc.(a)	13,178	1,634,072
CDW Corp./DE	4,672	883,242

		2,517,314

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc.	50,846	8,886,864

		12,610,246

Banks – 1.0%
Diversified Banks – 0.9%
Banco Bilbao Vizcaya Argentaria SA	97,716	623,881
Bank of America Corp.	41,539	1,916,609
BNP Paribas SA	7,002	499,868
ING Groep NV	91,632	1,355,155
JPMorgan Chase & Co.	13,388	1,989,457
National Bank of Canada	21,102	1,688,293
Raiffeisen Bank International AG	18,777	527,770
Societe Generale SA	53,181	1,974,096

		10,575,129

Regional Banks – 0.1%
Mebuki Financial Group, Inc.	259,500	578,885
SVB Financial Group(a)	1,360	794,104

		1,372,989

		11,948,118

Media & Entertainment – 0.9%
Broadcasting – 0.0%
RAI Way SpA(c)	2,365	13,438

Cable & Satellite – 0.0%
SES SA	9,526	73,294

Company	Shares	U.S. $ Value

Interactive Home Entertainment – 0.2%
Electronic Arts, Inc.	14,272	$1,893,324

Interactive Media & Services – 0.7%
Alphabet, Inc. - Class A(a)	893	2,416,520
Alphabet, Inc. - Class C(a)	941	2,553,846
Meta Platforms, Inc. - Class A(a)	10,646	3,334,966

		8,305,332

Movies & Entertainment – 0.0%
Universal Music Group NV	2,592	63,994

		10,349,382

Diversified Financials – 0.8%
Asset Management & Custody Banks – 0.2%
Ameriprise Financial, Inc.	3,635	1,106,167
Brookfield Infrastructure Corp.	871	57,765
Carlyle Group, Inc. (The)	30,892	1,577,037
Hicl Infrastructure PLC	48,117	113,133

		2,854,102

Consumer Finance – 0.2%
Ally Financial, Inc.	28,617	1,365,603
Capital One Financial Corp.	5,389	790,728

		2,156,331

Financial Exchanges & Data – 0.1%
Moody’s Corp.	2,443	837,949

Investment Banking & Brokerage – 0.2%
Goldman Sachs Group, Inc. (The)	3,757	1,332,533
Raymond James Financial, Inc.	10,148	1,074,369

		2,406,902

Mortgage REITs – 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	6,007	249,170

Multi-Sector Holdings – 0.1%
Investor AB	31,619	686,509
Kinnevik AB(a) (b)	27,535	822,983

		1,509,492

		10,013,946

Health Care Equipment & Services – 0.7%
Health Care Distributors – 0.1%
AmerisourceBergen Corp. - Class A	8,363	1,139,041

Health Care Equipment – 0.2%
ABIOMED, Inc.(a)	809	239,359
IDEXX Laboratories, Inc.(a)	3,600	1,826,280

		2,065,639

Health Care Supplies – 0.1%
Align Technology, Inc.(a)	1,068	528,617
Cooper Cos., Inc. (The)	2,830	1,127,189

		1,655,806

Company	Shares	U.S. $ Value

Health Care Technology – 0.2%
Cerner Corp.	23,782	$2,168,918

Managed Health Care – 0.1%
Molina Healthcare, Inc.(a)	6,043	1,755,371

		8,784,775

Retailing – 0.7%
Computer & Electronics Retail – 0.0%
Best Buy Co., Inc.	3,991	396,226

Department Stores – 0.1%
Next PLC	9,851	1,003,676

General Merchandise Stores – 0.0%
Target Corp.	1,663	366,575

Home Improvement Retail – 0.2%
Home Depot, Inc. (The)	7,437	2,729,231
Lowe’s Cos., Inc.	375	89,006

		2,818,237

Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc.(a)	1,367	4,089,339

		8,674,053

Transportation – 0.7%
Air Freight & Logistics – 0.1%
Kuehne & Nagel International AG	4,509	1,273,283

Airport Services – 0.1%
Aena SME SA(a)	1,826	295,050
Aeroports de Paris(a)	639	86,713
Auckland International Airport Ltd.(a)	30,000	142,407
Beijing Capital International Airport Co., Ltd.(a)	40,620	27,119
Flughafen Zurich AG(a)	473	87,512
Fraport AG Frankfurt Airport Services Worldwide(a)	919	62,774
Grupo Aeroportuario del Centro Norte SAB de CV (ADR)	854	45,911
Grupo Aeroportuario del Pacifico SAB de CV (ADR)(a)	867	119,117
Grupo Aeroportuario del Sureste SAB de CV (ADR)	489	99,345
Hainan Meilan International Airport Co., Ltd.(a)	3,326	8,830
Japan Airport Terminal Co., Ltd.(a)	2,314	100,262
Sydney Airport(a) (b)	32,852	201,912

		1,276,952

Highways & Railtracks – 0.4%
Atlantia SpA(a)	12,514	232,201
Atlas Arteria Ltd.	23,825	110,593
Getlink SE	10,794	170,274
Jiangsu Expressway Co., Ltd. - Class H	30,358	31,720
Shenzhen Expressway Corp. Ltd. - Class H	17,270	17,103

Company	Shares	U.S. $ Value

Transurban Group(b)	514,302	$4,543,459
Yuexiu Transport Infrastructure Ltd.	23,277	14,091
Zhejiang Expressway Co., Ltd. - Class H	35,622	30,519

		5,149,960

Marine – 0.0%
AP Moller - Maersk A/S - Class B	36	129,317

Marine Ports & Services – 0.0%
China Merchants Holdings International Co., Ltd.	33,477	61,871
COSCO SHIPPING Ports Ltd.	41,181	32,805
Hamburger Hafen und Logistik AG	579	12,438
Hutchison Port Holdings Trust	125,520	29,649
Westshore Terminals Investment Corp.(b)	974	20,681

		157,444

Trucking – 0.1%
NIPPON EXPRESS HOLDINGS, Inc.	9,900	586,711

		8,573,667

Consumer Durables & Apparel – 0.6%
Apparel, Accessories & Luxury Goods – 0.1%
Lululemon Athletica, Inc.(a)	170	56,739
Pandora A/S	12,338	1,341,631

		1,398,370

Consumer Electronics – 0.0%
Panasonic Corp.	20,600	226,796

Homebuilding – 0.4%
Construtora Tenda SA	304,500	918,070
Desarrolladora Homex SAB de CV(a)	1,590	4
Installed Building Products, Inc.	2,493	276,199
MRV Engenharia e Participacoes SA	203,700	514,419
PulteGroup, Inc.	54,020	2,846,314
Urbi Desarrollos Urbanos SAB de CV(a)	9	3

		4,555,009

Household Appliances – 0.1%
Electrolux AB	57,191	1,189,984
Whirlpool Corp.	1,344	282,495

		1,472,479

		7,652,654

Consumer Services – 0.6%
Casinos & Gaming – 0.0%
La Francaise des Jeux SAEM	3,049	126,240

Hotels, Resorts & Cruise Lines – 0.2%
Hilton Grand Vacations, Inc.(a)	43,160	2,108,797

Leisure Facilities – 0.1%
Planet Fitness, Inc.(a)	13,700	1,214,368

Restaurants – 0.3%
Chipotle Mexican Grill, Inc. - Class A(a)	822	1,221,147
Darden Restaurants, Inc.	410	57,347

Company	Shares	U.S. $ Value

Dine Brands Global, Inc.	13,990	$949,221
Domino’s Pizza Enterprises Ltd.	16,009	1,180,876
Domino’s Pizza, Inc.	476	216,413

		3,625,004

Specialized Consumer Services – 0.0%
WW International, Inc.(a) (b)	35,673	449,480

		7,523,889

Insurance – 0.6%
Life & Health Insurance – 0.6%
iA Financial Corp., Inc.	12,454	810,345
Japan Post Insurance Co., Ltd.	108,100	1,895,389
Medibank Pvt Ltd.	106,475	233,316
MetLife, Inc.	23,834	1,598,308
Prudential Financial, Inc.	16,048	1,790,475

		6,327,833

Multi-line Insurance – 0.0%
Aviva PLC	39,442	232,866

		6,560,699

Commercial & Professional Services – 0.5%
Environmental & Facilities Services – 0.2%
Aker Carbon Capture AS(a)	71,394	159,389
Casella Waste Systems, Inc. - Class A(a)	5,460	414,851
Clean Harbors, Inc.(a)	6,125	566,869
Ecopro HN Co., Ltd.	3,521	144,194
Republic Services, Inc. - Class A	4,227	539,619
Tetra Tech, Inc.	2,982	415,064
Waste Management, Inc.	3,155	474,638

		2,714,624

Human Resource & Employment Services – 0.2%
Robert Half International, Inc.	15,617	1,768,781

Research & Consulting Services – 0.1%
Booz Allen Hamilton Holding Corp.	20,224	1,551,788

		6,035,193

Automobiles & Components – 0.4%
Auto Parts & Equipment – 0.2%
Aisin Corp.	35,400	1,285,479
BorgWarner, Inc.	6,884	301,863
Exide Industries Ltd.	111,362	260,254
Lear Corp.	687	114,949
Magna International, Inc. – Class A (Canada)	4,813	387,759
Tianneng Power International Ltd.(b)	446,000	460,051

		2,810,355

Automobile Manufacturers – 0.2%
Ford Motor Co.	19,641	398,712
Nissan Motor Co., Ltd.(a)	145,500	770,071

Company	Shares	U.S. $ Value

Tesla, Inc.(a)	1,305	$1,222,420

		2,391,203

		5,201,558

Telecommunication Services – 0.4%
Integrated Telecommunication Services – 0.4%
Cellnex Telecom SA(b)	14,176	642,819
China Tower Corp. Ltd.(c)	1,078,148	130,239
Eutelsat Communications SA	4,123	51,124
Helios Towers PLC(a) (b)	10,935	22,589
Infrastrutture Wireless Italiane SpA(b)	185,166	1,996,535
Telefonica SA	254,103	1,184,519
Vantage Towers AG	2,387	77,848
Washington H Soul Pattinson & Co., Ltd.(b)	6,458	125,375

		4,231,048

Wireless Telecommunication Services – 0.0%
SoftBank Corp.	29,900	374,822

		4,605,870

Food & Staples Retailing – 0.3%
Food Retail – 0.2%
George Weston Ltd.	1,126	122,791
HelloFresh SE(a)	12,773	850,436
J Sainsbury PLC	70,879	278,522
Kroger Co. (The)	32,287	1,407,390

		2,659,139

Hypermarkets & Super Centers – 0.1%
Costco Wholesale Corp.	2,054	1,037,537

		3,696,676

Household & Personal Products – 0.1%
Personal Products – 0.1%
BellRing Brands, Inc.(a)	19,576	476,872
Estee Lauder Cos., Inc. (The) - Class A	1,546	482,027

		958,899

Industrials – 0.1%
Machinery – 0.1%
AGCO Corp.	2,876	337,067
CNH Industrial NV	33,626	512,531

		849,598

Information Technology – 0.0%
Technology Hardware, Storage & Peripherals – 0.0%
NetApp, Inc.	4,364	377,530

		377,530

Total Common Stocks (cost $794,149,005)		917,753,299

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 3.7%
Funds and Investment Trusts – 3.7%(f)
3i Infrastructure PLC	15,502	$72,349
iShares Global Energy ETF	630,201	20,191,640
iShares MSCI Global Metals & Mining Producers ETF(b)	218,316	9,335,192
JPMorgan Alerian MLP Index ETN(b)	195,020	3,855,545
VanEck Agribusiness ETF(b)	48,849	4,552,727
VanEck Gold Miners ETF/USA	192,160	5,808,997

Total Investment Companies (cost $40,045,632)		43,816,450

SHORT-TERM INVESTMENTS – 16.3%
Investment Companies – 16.3%

AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(f) (g) (h) (cost $195,558,557)	195,558,557	195,558,557

Total Investments Before Security Lending Collateral for Securities Loaned – 96.3% (cost $1,029,753,194)		1,157,128,306

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
Investment Companies – 1.5%

AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(f) (g) (h) (cost $18,303,396)	18,303,396	18,303,396

Total Investments – 97.8% (cost $1,048,056,590)(i)		1,175,431,702
Other assets less liabilities – 2.2%		27,016,297

Net Assets – 100.0%		$1,202,447,999

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	297	March 2022	$26,091,450	$2,494,042
Cattle Feeder Futures	99	March 2022	8,069,737	(146,679)
Coffee Robusta Futures	271	March 2022	5,894,250	(256,021)
Coffee ‘C’ Futures	90	July 2022	7,917,750	(71,550)
Copper Futures	190	March 2022	20,541,375	189,351
Corn Futures	685	July 2022	21,209,313	96,325
Cotton No.2 Futures	123	July 2022	7,359,090	121,718
Gasoline RBOB Futures	84	April 2022	9,321,682	10,475
Gold 100 OZ Futures	247	April 2022	44,371,080	(1,131,063)
KC HRW Wheat Futures	111	July 2022	4,351,200	(68,349)
Lean Hogs Futures	125	July 2022	5,287,500	17,854
Live Cattle Futures	151	August 2022	8,335,200	75,094
LME Nickel Futures	82	March 2022	11,113,296	755,937
LME Primary Aluminum Futures	243	March 2022	18,401,175	1,126,120

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
LME Zinc Futures	140	March 2022	$12,622,750	$(12,075)
Low SU Gasoil Futures	99	May 2022	7,442,325	(48,517)
Natural Gas Futures	725	February 2022	35,336,500	4,207,591
NY Harbor ULSD Futures	90	April 2022	9,778,104	(19,611)
Platinum Futures	153	April 2022	7,809,120	567,240
Silver Futures	159	March 2022	17,802,435	(811,694)
Soybean Futures	316	July 2022	23,581,500	600,441
Soybean Meal Futures	251	July 2022	10,434,070	363,408
Soybean Oil Futures	367	July 2022	14,180,880	38,612
Sugar 11 (World) Futures	477	September 2022	9,434,678	(114,552)
Wheat Futures (CBT)	237	July 2022	9,011,925	(159,648)
WTI Crude Futures	371	April 2022	31,575,810	40,624
Sold Contracts
LME Nickel Futures	6	March 2022	813,168	(1,964)
LME Primary Aluminum Futures	4	March 2022	302,900	6,662
MSCI Emerging Markets Futures	177	March 2022	10,839,480	141,072

				$8,010,843

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	AUD	30,307	USD	21,956	02/16/2022	$526,792
Bank of America, NA	CAD	2,373	USD	1,857	02/16/2022	(10,013)
Bank of America, NA	USD	7,582	EUR	6,625	02/16/2022	(137,567)
Bank of America, NA	DKK	14,922	USD	2,276	03/24/2022	20,407
Bank of America, NA	INR	112,421	USD	1,493	04/07/2022	(571)
Barclays Bank PLC	CAD	8,178	USD	6,453	02/16/2022	19,850
Barclays Bank PLC	CHF	1,676	USD	1,833	02/16/2022	23,412
Barclays Bank PLC	GBP	1,154	USD	1,545	02/16/2022	(7,245)
Barclays Bank PLC	JPY	1,929,894	USD	16,939	02/16/2022	167,189
Barclays Bank PLC	NZD	2,205	USD	1,497	02/16/2022	46,370
Barclays Bank PLC	SEK	140,936	USD	15,473	02/16/2022	356,899
Barclays Bank PLC	USD	11,872	GBP	8,712	02/16/2022	(156,724)
Barclays Bank PLC	USD	6,365	NOK	57,264	02/16/2022	72,410
Barclays Bank PLC	CNH	51,081	USD	8,013	02/17/2022	1,314
Barclays Bank PLC	CZK	251,258	USD	11,417	02/17/2022	(164,697)
Barclays Bank PLC	PLN	34,869	USD	8,760	02/17/2022	222,950
Barclays Bank PLC	PLN	18,881	USD	4,581	02/17/2022	(41,614)
Barclays Bank PLC	USD	1,314	CNH	8,413	02/17/2022	5,725
Barclays Bank PLC	USD	5,746	CZK	128,970	02/17/2022	198,872
Barclays Bank PLC	USD	9,915	HUF	3,243,636	02/17/2022	319,494
Barclays Bank PLC	USD	14,601	RUB	1,091,242	03/02/2022	(606,359)
Barclays Bank PLC	MXN	44,009	USD	2,111	03/24/2022	(4,342)
Barclays Bank PLC	PEN	10,664	USD	2,768	03/25/2022	8,508
Barclays Bank PLC	USD	7,793	CLP	6,378,476	03/25/2022	118,619
Barclays Bank PLC	USD	1,495	INR	112,421	04/07/2022	(1,247)
Barclays Bank PLC	USD	3,121	ZAR	48,419	04/21/2022	(4,788)
Barclays Bank PLC	KRW	5,133,643	USD	4,310	04/28/2022	58,609
Barclays Bank PLC	KRW	9,140,496	USD	7,539	04/28/2022	(31,122)
Barclays Bank PLC	USD	8,290	KRW	9,851,852	04/28/2022	(130,973)
Barclays Bank PLC	USD	3,293	PHP	171,305	04/28/2022	35,299
Barclays Bank PLC	MYR	64,493	USD	15,204	06/16/2022	(155,345)
Barclays Bank PLC	USD	22,645	MYR	95,176	06/16/2022	21,364
BNP Paribas SA	HKD	127,340	USD	16,354	02/10/2022	22,605
BNP Paribas SA	USD	7,931	PLN	32,464	02/17/2022	16,826
Brown Brothers Harriman & Co.	AUD	713	USD	506	02/08/2022	1,255
Citibank, NA	EUR	5,199	USD	6,013	02/10/2022	171,592
Citibank, NA	USD	4,704	CAD	5,922	02/10/2022	(44,580)
Citibank, NA	USD	7,586	EUR	6,697	02/10/2022	(61,069)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	NZD	32,207	USD	21,962	02/16/2022	$773,629
Citibank, NA	GBP	1,957	USD	2,677	03/17/2022	45,949
Citibank, NA	USD	1,476	GBP	1,083	03/17/2022	(19,838)
Citibank, NA	COP	37,244,906	USD	9,318	03/25/2022	(59,016)
Citibank, NA	USD	5,253	CLP	4,330,495	03/25/2022	118,334
Citibank, NA	USD	2,741	COP	10,949,360	03/25/2022	15,807
Credit Suisse International	USD	1,615	NOK	14,562	02/16/2022	22,119
Credit Suisse International	USD	1,914	NZD	2,869	02/16/2022	(26,442)
Credit Suisse International	CNH	14,682	USD	2,300	02/17/2022	(2,664)
Deutsche Bank AG	BRL	86,371	USD	15,819	02/02/2022	(446,552)
Deutsche Bank AG	USD	16,122	BRL	86,371	02/02/2022	143,605
Deutsche Bank AG	JPY	165,247	USD	1,451	02/09/2022	14,621
Deutsche Bank AG	EUR	16,183	USD	18,710	02/10/2022	525,918
Deutsche Bank AG	CHF	15,439	USD	16,912	02/16/2022	245,736
Deutsche Bank AG	USD	8,024	CAD	10,033	02/16/2022	(130,883)
Deutsche Bank AG	USD	14,969	EUR	13,225	02/16/2022	(106,929)
Deutsche Bank AG	USD	1,426	GBP	1,060	02/16/2022	(951)
Deutsche Bank AG	USD	870	JPY	99,060	02/16/2022	(8,805)
Deutsche Bank AG	USD	8,675	NOK	76,141	02/16/2022	(115,833)
Deutsche Bank AG	CNH	11,340	USD	1,779	02/17/2022	220
Deutsche Bank AG	CNH	15,521	USD	2,425	02/17/2022	(9,604)
Deutsche Bank AG	CZK	235,565	USD	10,429	02/17/2022	(429,063)
Deutsche Bank AG	HUF	3,919,545	USD	12,485	02/17/2022	117,786
Deutsche Bank AG	HUF	2,896,963	USD	8,917	02/17/2022	(223,900)
Deutsche Bank AG	USD	3,051	CNH	19,401	02/17/2022	(8,644)
Deutsche Bank AG	USD	6,832	CZK	148,666	02/17/2022	20,264
Deutsche Bank AG	USD	20,595	CZK	440,078	02/17/2022	(310,109)
Deutsche Bank AG	USD	4,476	HUF	1,463,600	02/17/2022	141,978
Deutsche Bank AG	USD	6,883	PLN	28,363	02/17/2022	60,849
Deutsche Bank AG	USD	15,708	BRL	86,371	03/03/2022	441,135
Deutsche Bank AG	USD	2,741	GBP	2,003	03/17/2022	(47,761)
Deutsche Bank AG	MXN	73,517	USD	3,568	03/24/2022	34,498
Deutsche Bank AG	MXN	22,880	USD	1,087	03/24/2022	(12,278)
Deutsche Bank AG	NOK	10,585	USD	1,202	03/24/2022	12,744
Deutsche Bank AG	CLP	8,395,615	USD	10,384	03/25/2022	(29,263)
Deutsche Bank AG	PEN	10,289	USD	2,655	03/25/2022	(7,490)
Deutsche Bank AG	USD	8,501	IDR	122,883,000	04/28/2022	12,628
Goldman Sachs Bank USA	BRL	122,570	USD	22,665	02/02/2022	(416,848)
Goldman Sachs Bank USA	USD	21,820	BRL	122,570	02/02/2022	1,262,110
Goldman Sachs Bank USA	USD	1,153	AUD	1,612	02/08/2022	(13,628)
Goldman Sachs Bank USA	USD	1,534	EUR	1,358	02/10/2022	(8,628)
Goldman Sachs Bank USA	EUR	3,242	USD	3,616	02/16/2022	(27,640)
Goldman Sachs Bank USA	USD	1,034	AUD	1,480	02/16/2022	12,471
Goldman Sachs Bank USA	USD	15,709	CAD	19,661	02/16/2022	(241,893)
Goldman Sachs Bank USA	USD	7,345	JPY	846,418	02/16/2022	10,813
Goldman Sachs Bank USA	HUF	1,387,731	USD	4,332	02/17/2022	(46,378)
Goldman Sachs Bank USA	PLN	15,153	USD	3,713	02/17/2022	3,014
Goldman Sachs Bank USA	USD	1,070	CNH	6,837	02/17/2022	2,692
Goldman Sachs Bank USA	USD	2,714	CNH	17,260	02/17/2022	(6,722)
Goldman Sachs Bank USA	USD	15,987	CZK	349,366	02/17/2022	117,065
Goldman Sachs Bank USA	USD	5,827	HUF	1,905,882	02/17/2022	186,329
Goldman Sachs Bank USA	RUB	997,120	USD	13,252	03/02/2022	463,654
Goldman Sachs Bank USA	RUB	149,753	USD	1,911	03/02/2022	(9,485)
Goldman Sachs Bank USA	USD	2,288	RUB	171,362	03/02/2022	(90,421)
Goldman Sachs Bank USA	USD	2,011	MXN	41,549	03/24/2022	(14,466)
Goldman Sachs Bank USA	USD	2,042	CLP	1,667,583	03/25/2022	25,921
Goldman Sachs Bank USA	USD	1,936	COP	7,797,311	03/25/2022	27,127
Goldman Sachs Bank USA	KRW	5,133,643	USD	4,310	04/28/2022	58,336
Goldman Sachs Bank USA	USD	31,719	PHP	1,649,669	04/28/2022	334,258
Goldman Sachs Bank USA	MYR	38,535	USD	8,977	06/16/2022	(199,815)
Goldman Sachs Bank USA	USD	33,280	MYR	141,215	06/16/2022	350,667
HSBC Bank USA	JPY	272,706	USD	2,381	02/09/2022	11,141
HSBC Bank USA	GBP	3,909	USD	5,355	02/16/2022	97,863
HSBC Bank USA	NOK	63,790	USD	7,301	02/16/2022	130,133
HSBC Bank USA	USD	44,571	SEK	400,817	02/16/2022	(1,581,386)
HSBC Bank USA	CZK	299,361	USD	13,247	02/17/2022	(552,092)
HSBC Bank USA	COP	37,244,906	USD	9,326	03/25/2022	(50,967)
HSBC Bank USA	PEN	27,594	USD	7,207	03/25/2022	65,421
HSBC Bank USA	PEN	27,594	USD	7,046	03/25/2022	(95,061)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	TWD	39,860	USD	1,440	04/28/2022	$(2,097)
JPMorgan Chase Bank, NA	AUD	2,444	USD	1,768	02/16/2022	39,859
JPMorgan Chase Bank, NA	SEK	10,386	USD	1,140	03/24/2022	25,234
JPMorgan Chase Bank, NA	USD	2,509	SEK	22,866	03/24/2022	(55,556)
JPMorgan Chase Bank, NA	USD	1,152	ZAR	18,234	04/21/2022	21,244
Morgan Stanley Capital Services, Inc.	USD	1,881	AUD	2,682	02/08/2022	15,086
Morgan Stanley Capital Services, Inc.	JPY	308,416	USD	2,709	02/09/2022	29,246
Morgan Stanley Capital Services, Inc.	USD	2,395	JPY	272,706	02/09/2022	(25,337)
Morgan Stanley Capital Services, Inc.	EUR	3,469	USD	3,930	02/10/2022	31,981
Morgan Stanley Capital Services, Inc.	CNH	6,811	USD	1,073	02/17/2022	4,835
Morgan Stanley Capital Services, Inc.	CNH	25,915	USD	4,042	02/17/2022	(22,262)
Morgan Stanley Capital Services, Inc.	USD	3,774	CHF	3,486	04/13/2022	(4,422)
Morgan Stanley Capital Services, Inc.	USD	3,388	SGD	4,565	04/21/2022	(9,078)
Morgan Stanley Capital Services, Inc.	ZAR	229,459	USD	14,955	04/21/2022	189,085
Morgan Stanley Capital Services, Inc.	MYR	38,329	USD	9,029	06/16/2022	(98,833)
Natwest Markets PLC	USD	1,166	CAD	1,505	02/10/2022	17,896
Natwest Markets PLC	USD	2,084	CNH	13,321	02/17/2022	4,944
Natwest Markets PLC	USD	634	NZD	963	03/18/2022	(867)
Standard Chartered Bank	CAD	5,922	USD	4,673	02/10/2022	13,838
Standard Chartered Bank	IDR	165,399,000	USD	11,454	04/28/2022	(5,111)
State Street Bank & Trust Co.	AUD	1,256	USD	900	02/08/2022	12,442
State Street Bank & Trust Co.	USD	250	AUD	357	02/08/2022	2,010
State Street Bank & Trust Co.	EUR	16	USD	19	02/10/2022	529
State Street Bank & Trust Co.	USD	347	CAD	437	02/10/2022	(3,256)
State Street Bank & Trust Co.	USD	1,723	EUR	1,483	02/10/2022	(56,767)
State Street Bank & Trust Co.	USD	177	HKD	1,380	02/10/2022	(226)
State Street Bank & Trust Co.	THB	54,241	USD	1,647	03/10/2022	18,131
State Street Bank & Trust Co.	THB	955,350	USD	28,395	03/10/2022	(293,875)
State Street Bank & Trust Co.	USD	10,356	THB	346,264	03/10/2022	42,194
State Street Bank & Trust Co.	USD	4,437	THB	147,049	03/10/2022	(21,014)
State Street Bank & Trust Co.	NZD	174	USD	118	03/18/2022	3,176
State Street Bank & Trust Co.	USD	453	NZD	689	03/18/2022	310
UBS AG	USD	1,391	JPY	158,202	02/09/2022	(16,053)
UBS AG	USD	4,328	EUR	3,841	02/10/2022	(11,816)
UBS AG	USD	16,345	HKD	127,340	02/10/2022	(13,110)
UBS AG	USD	3,433	CHF	3,174	04/13/2022	(225)

						$1,265,620

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	30,950	03/18/2031	2.378%	CPI#	Maturity	$202,746	$—	$202,746
Goldman Sachs International	USD	63,680	04/26/2027	1.705%	CPI#	Maturity	3,488,754	—	3,488,754
Goldman Sachs International	USD	53,750	04/26/2027	2.175%	CPI#	Maturity	1,682,479	—	1,682,479
Goldman Sachs International	USD	110,190	04/25/2030	1.900%	CPI#	Maturity	3,427,932	—	3,427,932
Goldman Sachs International	USD	58,060	03/16/2031	2.289%	CPI#	Maturity	630,874	—	630,874

							$9,432,785	$—	$9,432,785

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
JPMorgan JMABRF34 Index(1)	0.60%	Annual	USD	36,330	03/15/2022	$(1,920,723)
Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR Plus 0.35%	Quarterly	USD	40,840	04/19/2022	794,267
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR Plus 0.38%	Quarterly	USD	54,295	09/15/2022	3,040,131
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR Plus 0.38%	Quarterly	USD	2,516	09/15/2022	153,910
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR Plus 0.425%	Quarterly	USD	46,084	01/17/2023	1,368,240
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR Plus 0.37%	Quarterly	USD	2,979	01/17/2023	71,223

						$3,507,048

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
USD/JPY 04/19/2022*	6.85%	Maturity	USD	211	$(199,651)	$—	$(199,651)

* Termination date

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $13,752,555 or 1.1% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $198,866,908 and gross unrealized depreciation of investments was $(49,475,151), resulting in net unrealized appreciation of $149,391,757.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CPI – Consumer Price Index

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

ETN – Exchange Traded Note

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NAREIT – National Association of Real Estate Investment Trusts

OBFR – Overnight Bank Funding Rate

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REIT – Real Estate Investment Trust

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

(1) The following table represents the (long/(short)) futures basket holdings underlying the total return swap in JPMorgan JMABRF34 Index as of January 31, 2022.

Security Description	Current Notional	Percent of Basket’s Value
Natural Gas Futures 05/2022	USD (9,380,959)	(25.8)%
Natural Gas Futures 07/2022	9,246,432	25.5%
WTI Crude Futures 03/2022	(8,546,294)	(23.5)%
NY Harbor ULSD Futures 03/2022	(8,534,117)	(23.5)%
Soybean Oil Futures 03/2022	(8,448,642)	(23.3)%
Soybean Oil Futures 07/2022	8,392,410	23.1%
Gasoline RBOB Futures 03/2022	(8,314,307)	(22.9)%
Brent Crude Futures 05/2022	(8,313,678)	(22.9)%
Cotton No. 2 Futures 03/2022	(8,285,108)	(22.8)%
WTI Crude Futures 07/2022	8,219,462	22.6%
Gasoline RBOB Futures 07/2022	8,169,604	22.5%
NY Harbor ULSD Futures 07/2022	8,160,326	22.5%
Brent Crude Futures 09/2022	8,141,325	22.4%
Cotton No. 2 Futures 07/2022	8,110,180	22.3%
Soybean Futures 03/2022	(8,086,177)	(22.3)%
Soybean Futures 07/2022	8,004,033	22.0%
Lean Hogs Futures 04/2022	(7,976,352)	(22.0)%
Lean Hogs Futures 07/2022	7,946,049	21.9%
LME Primary Aluminum Futures 03/2022	(7,843,178)	(21.6)%
LME Nickel Futures 03/2022	(7,843,021)	(21.6)%
Corn Futures 03/2022	(7,812,423)	(21.5)%
LME Primary Aluminum Futures 07/2022	7,791,089	21.5%
Coffee ‘C’ Futures 07/2022	7,750,231	21.3%
Coffee ‘C’ Futures 03/2022	(7,742,387)	(21.3)%
Corn Futures 07/2022	7,721,633	21.3%
LME Nickel Futures 07/2022	7,709,917	21.2%
Soybean Meal Futures 07/2022	7,498,080	20.6%
Soybean Meal Futures 03/2022	(7,489,670)	(20.6)%
Live Cattle Futures 04/2022	(7,427,625)	(20.4)%
Wheat Futures (CBT) 07/2022	7,407,359	20.4%
Wheat Futures (CBT) 03/2022	(7,385,326)	(20.3)%
LME Zinc Futures 07/2022	7,357,941	20.3%
Live Cattle Futures 08/2022	7,347,933	20.2%
LME Zinc Futures 03/2022	(7,328,390)	(20.2)%
KC HRW Wheat Futures 07/2022	7,307,183	20.1%
KC HRW Wheat Futures 03/2022	(7,258,556)	(20.0)%
Copper Futures 07/2022	7,214,469	19.9%
Copper Futures 03/2022	(7,192,460)	(19.8)%
Sugar #11 (World) Futures 03/2022	(7,149,733)	(19.7)%
Sugar #11 (World) Futures 07/2022	7,057,068	19.4%

COUNTRY BREAKDOWN1

January 31, 2022 (unaudited)

43.5%	United States
7.3%	United Kingdom
4.5%	Japan
3.2%	Canada
2.8%	China
2.7%	Australia
2.6%	France
1.7%	Germany
1.7%	Spain
1.6%	Hong Kong
1.1%	Luxembourg
1.0%	South Africa
0.9%	Italy
8.5%	Other
16.9%	Short-Term

100.0%	Total Investments

1

All data are as of January 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following: Austria, Belgium, Brazil, Burkina Faso, Chile, Denmark, Finland, Greece, India, Ireland, Israel, Mexico, Netherlands, New Zealand, Norway, Philippines, Russia, Singapore, South Korea, Sweden, Switzerland, Taiwan, Thailand, United Arab Emirates, United Republic of Tanzania and Zambia.

AB Bond Fund, Inc.

All Market Real Return Portfolio

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Real Estate	$256,094,622	$143,169,076	$—	$399,263,698
Energy	60,056,793	90,404,999	—	150,461,792
Materials	39,160,497	61,935,240	—	101,095,737

Utilities	22,053,615	21,078,793	116,465	43,248,873
Capital Goods	21,805,549	16,654,413	—	38,459,962
Software & Services	21,416,087	721,515	—	22,137,602
Pharmaceuticals & Biotechnology	13,044,744	4,972,146	—	18,016,890
Food Beverage & Tobacco	11,829,103	4,512,548	—	16,341,651
Semiconductors & Semiconductor Equipment	9,815,533	4,494,808	—	14,310,341
Technology Hardware & Equipment	11,930,744	679,502	—	12,610,246
Banks	6,388,463	5,559,655	—	11,948,118
Media & Entertainment	10,198,656	150,726	—	10,349,382
Diversified Financials	8,391,321	1,622,625	—	10,013,946
Health Care Equipment & Services	8,784,775	—	—	8,784,775
Retailing	7,670,377	1,003,676	—	8,674,053
Transportation	338,494	8,235,173	—	8,573,667
Consumer Durables & Apparel	4,894,243	2,758,411	—	7,652,654
Consumer Services	6,216,773	1,307,116	—	7,523,889
Insurance	4,199,128	2,361,571	—	6,560,699
Commercial & Professional Services	5,731,610	303,583	—	6,035,193
Automobiles & Components	2,425,703	2,775,855	—	5,201,558
Telecommunication Services	22,589	4,583,281	—	4,605,870
Food & Staples Retailing	2,567,718	1,128,958	—	3,696,676
Household & Personal Products	958,899	—	—	958,899
Industrials	337,067	512,531	—	849,598
Information Technology	377,530	—	—	377,530
Investment Companies	43,744,101	72,349	—	43,816,450
Short - Term Investments	195,558,557	—	—	195,558,557
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	18,303,396	—	—	18,303,396

Total Investments in Securities	794,316,687	380,998,550 (a)	116,465	1,175,431,702
Other Financial Instruments(b):
Assets:
Futures	10,852,566	—	—	10,852,566
Forward Currency Exchange Contracts	—	8,815,236	—	8,815,236
Inflation (CPI) Swaps	—	9,432,785	—	9,432,785
Total Return Swaps	—	5,427,771	—	5,427,771
Liabilities:
Futures	(2,841,723)	—	—	(2,841,723)
Forward Currency Exchange Contracts	—	(7,549,616)	—	(7,549,616)
Total Return Swaps	—	(1,920,723)	—	(1,920,723)
Variance Swaps	—	(199,651)	—	(199,651)

Total	$802,327,530	$395,004,352	$116,465	$1,197,448,347

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$233,997	$283,126	$321,564	$195,559	$0	**
Government Money Market Portfolio*	20,370	42,673	44,740	18,303	1
Total	$254,367	$325,799	$366,304	$213,862	$1

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.